SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS
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                  AMERICAN GENERAL LIFE INSURANCE COMPANY

                         VARIABLE SEPARATE ACCOUNT
                         ICAP II Variable Annuity
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        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                       FS VARIABLE SEPARATE ACCOUNT
                         ICAP II Variable Annuity
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American General Life Insurance Company ("AGL") and The United States Life
Insurance Company in the City of New York ("US Life") are amending the Prospectus with the information below effective on January 31, 2020:

                             INVESTMENT OPTIONS
                             ------------------

The following Underlying Fund is hereby available as an investment option under the contract:
------------------  -------------------    ---------------      ---------------
Underlying Fund     Managed by             Trust                Asset Class
------------------  -------------------    ---------------      ---------------
Goldman Sachs VIT   Goldman Sachs Asset    Goldman Sachs        Cash
Government Money    Management, L.P.       Variable Insurance
Market Fund                                Trust
------------------  -------------------    -------------------  ---------------

     Additionally, all references in the prospectus to the "SA BlackRock Multi-Asset Income Portfolio" (the "Portfolio") are removed as a result of the liquidation of the Portfolio effective on January 31, 2020.

     The liquidation occurred at the close of the New York Stock Exchange ("Market Close"), on January 31, 2020 (the "Liquidation Date"). On the Liquidation Date, funds invested in the Portfolio were automatically liquidated at the closing accumulation unit value and the liquidation proceeds were transferred into the Goldman Sachs VIT Government Money Market Fund (the "Money Market Fund"), Institutional Class Shares.

     Existing instructions or instructions received on or after the Liquidation Date for transfers, dollar cost averaging or automatic rebalancing out of the Portfolio (as applicable) will be automatically allocated to the Money Market Fund. You may give us instructions to transfer your contract value to another investment option by completing the Fund Transfer Request Form or you may call our Annuity Service Center at the telephone number below. Please refer to your contract prospectus for a current list of available investment options.

     Neither our automatic transfer of the liquidated proceeds to the Money Market Fund, nor your transfer of assets out of the Portfolio prior to the Liquidation Date or out of the Money Market Fund within 30 days after the liquidation, will count against the free transfers that you are permitted to make each year or for the purposes of the U.S. Mail Policy.

     Should you have any questions, you may contact our Annuity Service Center at 1-800-445-7862.


Dated: January 31, 2020


                Please keep this supplement with your prospectus